Share based compensation - SOP 2020 valuation (Details)	12 Months Ended
	Dec. 31, 2020 EUR (€) shares	Dec. 31, 2020 EUR (€) $ / shares
Disclosure of terms and conditions of share-based payment arrangement [line items]
Total share-based payment expense recognized | €	€ 21,600,000
SOP 2020
Disclosure of terms and conditions of share-based payment arrangement [line items]
Options waiting period	4 years
Number of shares per option | shares	1
Number of ADS per option | shares	0.5
Minimum growth to exercise options (as a percent)	10.00%
Total share-based payment expense recognized | €	€ 1,000,000.0
Options with grant date May 15, 2020
Disclosure of terms and conditions of share-based payment arrangement [line items]
Fair value of share | $ / shares		$ 6.48
Exercise price | $ / shares		$ 3.67
Risk-free interest rate	0.26%
Expected dividend yield	0.00%
Options waiting period	4 years
Expected volatility	50.00%
Granted, fair value | €	€ 1.60	$ 1.60
Options with grant date December 08, 2020
Disclosure of terms and conditions of share-based payment arrangement [line items]
Fair value of share | $ / shares		$ 35.50
Exercise price | $ / shares		$ 16.48
Risk-free interest rate	0.26%
Expected dividend yield	0.00%
Options waiting period	4 years
Expected volatility	50.00%
Granted, fair value | €	€ 9.07	$ 9.07